UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03120

Exact name of registrant as specified in charter:	Delaware Group Tax Free Money Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Money Fund

January 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 19.83%
Electric Revenue Bonds – 2.28%
College Station, Texas Utilities System Revenue 5.75% 2/1/08 (XLCA)	$425,000	$425,000
		425,000
Health Care Revenue Bonds – 2.96%
•Indiana Health Facilities Financing Authority Revenue (Ascension Health Subordinate Credit) Class A 5.00% 5/1/08	550,000	551,650
		551,650
Lease Revenue Bonds – 1.80%
Lawrence Township, Indiana School Building Refunding First Mortgage 3.75% 7/10/08 (FSA)	335,000	336,079
		336,079
Local General Obligation Bonds – 5.80%
Corinth, Texas Certificates Obligation 4.50% 2/15/08 (MBIA)	500,000	500,145
Dorchester County, South Carolina School District No. 002 Series B 4.00% 2/1/08 (MBIA)	580,000	580,000
		1,080,145
Special Tax Revenue Bonds – 6.99%
Lafayette, Louisiana Public Improvement Sales Tax Series B 7.00% 3/1/08 (FGIC)	1,000,000	1,002,533
Mississippi Development Bank Special Obligation (Promissory Note Refunding Project) 3.50% 7/1/08 (AMBAC)	300,000	300,326
		1,302,859
Total Municipal Bonds (cost $3,695,733)		3,695,733

•Variable Rate Demand Notes– 71.75%
Corporate-Backed Revenue Bonds – 7.38%
Allentown, Pennsylvania Commercial & Industrial Development Revenue (Diocese of Allentown)
2.05% 12/1/29 (LOC, Wachovia Bank NA)	100,000	100,000
Butler County, Pennsylvania Industrial Development Authority Revenue (Wetterau Finance Co. Project)
2.17% 12/1/14 (LOC, Wachovia Bank NA)	1,275,000	1,275,000
		1,375,000
Education Revenue Bonds – 19.58%
Allegheny County, Pennsylvania Higher Education Building Authority University
Revenue (Carnegie Mellon University) 2.05% 12/1/33 (SPA, Landesbank Hessen)	400,000	400,000
Connecticut State Health & Educational Facilities Authority (Yale University)
Series T-1 1.50% 7/1/29	1,000,000	1,000,000
Series V-2 1.60% 7/1/36	600,000	600,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project) Series B 1.75% 12/1/21	600,000	600,000
Pennsylvania State University Series A 2.14% 4/1/31 (SPA, Chase Manhattan Bank)	700,000	700,000
University of Delaware Revenue Series B 2.05% 11/1/26 (SPA, Landesbank Hessen)	350,000	350,000
		3,650,000
General Obligation Bonds – 19.04%
Chester County, Pennsylvania Industrial Development Authority Revenue (Archdiocese of Philadelphia)
2.05% 7/1/31 (LOC, Wachovia Bank NA)	200,000	200,000
Greeneville, Tennessee Industrial Development Board Revenue (Pet Income Project)
2.17% 5/1/13 (LOC, BNP Paribas)	1,650,000	1,650,000
Massachusetts State Consent Loan Series A 1.90% 3/1/26 (SPA, Dexia Credit Local)	800,000	800,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenues (Newcourtland Elder Services Project)
2.05% 3/1/27 (LOC, PNC Bank)	900,000	900,000
		3,550,000
Health Care Revenue Bonds – 10.97%
Allegheny County, Pennsylvania Hospital Development Authority Revenue (Children’s
Institute of Pittsburgh) Series B 2.20% 6/1/35 (LOC, Citizens Bank of Pennsylvania)	1,200,000	1,200,000
Northampton County, Pennsylvania Industrial Development Authority Revenue (First Mortgage - Kirkland Village)
2.14% 11/1/30 (LOC Fleet National Bank)	845,000	845,000
		2,045,000
Housing Revenue Bonds – 14.78%
Colorado Housing & Finance Authority Class 1 Series A-2 2.05% 11/1/34 (SPA, Dexia Credit Local)	400,000	400,000
Marietta, Georgia Housing Authority Multifamily Revenue Refunding (Wood Knoll Project) 2.15% 7/1/24 (Freddie Mac)	1,000,000	1,000,000
Phoenix, Arizona Industrial Development Authority Multifamily Housing Revenue

Refunding (Sunrise Vista Apartments) Series A 2.27% 6/1/31 (AMT) (LOC Wells Fargo Bank)	600,000	600,000
Pittsburgh, Pennsylvania Urban Redevelopment Authority Revenue (Wood Street Commons Project)
3.00% 12/1/16 (AMT) (LOC PNC Bank)	755,000	755,000
		2,755,000
Total Variable Rate Demand Notes (cost $13,375,000)		13,375,000

Total Value of Securities – 91.58%
(cost $17,070,733)©		17,070,733
Receivables and Other Assets Net of Liabilities (See Notes) – 8.42%		1,570,355	z
Net Assets Applicable to 18,648,914 Shares Outstanding – 100.00%		$18,641,088

•Variable rate security. The rate shown is the rate as of January 31,2008.
©Also the cost for federal income tax purposes.
zOf this amount, $1,400,327 represents receivables for securities sold as of January 31, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
Freddie Mac – Insured by Freddie Mac
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
SPA – Stand-by Purchase Agreement
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Money Fund – Delaware Tax-Free Money Fund (Fund).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

3. Change in Custodian
On July 26, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian. Prior to August 2, 2007, JPMorgan Chase served as the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: